Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of provisional accounting statement for interim dividend (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder Remuneration System And Earnings Per Share [Abstract]
Profit (loss) before tax	€ 5,109	€ 16,459	€ 15,250	€ 14,547
Current income tax	267	4,276	4,486	4,894
Dividends recognised as distributions to owners	0	(3,009)	(2,348)	(1,961)
Dividends, Maximum Amount Distributable	4,842
Cash, cash balances at Central Banks and other deposits on demand	€ 107,067	€ 220,342	€ 223,073	€ 210,689	€ 153,839